ALPS ETF TRUST

ALPS | O’Shares International Developed Quality Dividend ETF (CBOE BZX: OEFA)

(the “Fund”)

SUPPLEMENT DATED OCTOBER 3, 2025, TO THE

PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 31, 2025, AS SUPPLEMENTED

As disclosed in the supplement dated July 3, 2025, the ALPS | O’Shares Europe Quality Dividend ETF (OEUR) has become the ALPS | O’Shares International Developed Quality Dividend ETF (OEFA). Accordingly, effective October 1, 2025, the shares of the Fund are no longer being offered under this Prospectus and Statement of Additional Information.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE